Business Combination and Others - Additional Information (Detail) ₨ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2019 INR (₨)	Jul. 31, 2019 USD ($)	Mar. 31, 2020 INR (₨) TPA MW	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($) TPA MW	Jul. 31, 2019 USD ($)	Jul. 28, 2019 INR (₨)	Jul. 28, 2019 USD ($)
Statement [LineItems]
Thermal power capacity | MW			100			100
Bid cost committed capital expenditure			₨ 41,219	$ 547
Commitment amount payable			₨ 22,684			$ 301
Open acreage licensing policy [member]
Statement [LineItems]
Bid cost committed capital expenditure	₨ 17,605	$ 234
Bank guarantee	₨ 5,121						$ 68
Electrosteel Steels Limited [member]
Statement [LineItems]
Revenue of combined entity as if combination occurred at beginning of period					₨ 915,593
Profit of combined entity as if combination occurred at beginning of period					₨ 117,529
Percentage of equity stake acquired			95.49%			95.49%
Facor Alloys Corporation Limited [member]
Statement [LineItems]
Capacity of the plant | TPA			72,000			72,000
Business combination consideration payable			₨ 100			$ 1
Facor Alloys Corporation Limited [member] | Secured and unlisted non convertible debentures [member]
Statement [LineItems]
Business combination consideration payable to financial creditors			₨ 2,700			$ 36
Global Coke Plant [Member] | Sindhudurg [member]
Statement [LineItems]
Business combination cash consideration								₨ 335	$ 4
Ferro Alloys Corporation Limited [Member]
Statement [LineItems]
Business combination number of instalments in which the financial creditors are to be paid			4 years	4 years